Trade Receivables – Net (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables Net [Abstract]
Schedule of Age of Net Receivables that are Past Due	Age of net receivables that are past due were as follows:
	At December 31,
	2025	2024

30 – 60 days	$452,631	$627,565
61 – 90 days	204,960	219,703
91 + days	1,065,713	996,262
Total	$1,723,304	$1,843,530

Schedule of Allowance for Doubtful Accounts

During the years ended December 31, 2025 and 2024, the movement in the allowance for doubtful accounts was as follows:

	2025	2024

Balance at beginning of year	$478,164	$283,557
Provisions	1,764	87,127
Cancellation	0	0
Account recoveries	0	(1,828)
Translations effects	(38,387)	109,308
Balance at end of year	$441,541	$478,164